Financial Instruments Risk	12 Months Ended
Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk	Financial Instruments Risk
The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is moderately exposed to credit risk from its cash and cash equivalents, accounts receivable and loans receivable. The risk exposure is limited to their carrying amounts reflected on the statement of financial position. The risk for cash and cash equivalents is mitigated by holding these instruments with highly rated Canadian financial institutions. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions and the investment grade of its Guaranteed Investment Certificates (“GICs”). The Company mitigates the credit risk associated with the loans receivable by managing and monitoring the underlying business relationship.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally limited for receivables from government bodies, which generally have low default risk. Credit risk for non-government wholesale customers is assessed on a case-by-case basis and a provision is recorded where required. As of June 30, 2021, $7.0 million of trade accounts receivable, net of allowances, are from non-government wholesale customers (June 30, 2020 - $2.2 million). As of June 30, 2021, the Company recognized a $5.4 million provision for expected credit losses (June 30, 2020 - $1.7 million).

The Company’s aging of trade receivables was as follows:

	June 30, 2021	June 30, 2020
	$	$
0 – 60 days	36,195	34,167
61+ days	5,835	11,032
	42,030	45,199
The Company’s contractual cash flows from lease receivables was as follows:

	Note	June 30, 2021
		$
Next 12 months		1,103
Over 1 year to 2 years		1,315
Over 2 years to 3 years		1,375
Over 3 years to 4 years		1,028
Over 4 years to 5 years		346
Thereafter		398
Total undiscounted lease payments receivable		5,565
Unearned finance income		(331)
Total lease receivable		5,234
Current	4	978
Long-term		4,256
(1)The Company had no subleases during the year ended June 30, 2020.
(b)     Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2021	June 30, 2020
	$	$
Trade payables	13,277	19,706
Accrued liabilities	29,883	42,910
Payroll liabilities	9,247	23,752
Excise tax payable	4,672	6,770
Other payables	865	2,436
	57,944	95,574

In addition to the commitments outlined in Note 26, the Company has the following gross contractual obligations as at June 30, 2021, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year – 3 years	Over 3 years – 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	57,944	57,944	—	—	—
Convertible notes and interest (1)(2)	498,229	23,522	474,707	—	—
Lease liabilities (2)	144,034	10,227	26,352	20,902	86,553
Contingent consideration payable (3)	31,240	31,240	—	—	—
	731,447	122,933	501,059	20,902	86,553
(1)Assumes the principal balance of the notes outstanding at June 30, 2021 remains unconverted and includes the estimated interest payable until the February 28, 2024 maturity date. Settlement is payable in cash or common shares (Note 16).
(2)Includes interest payable until maturity date.
(3)Contingent consideration is payable in Aurora common shares, cash, or a combination of both, at the sole discretion of Aurora.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. Our ability to fund our operating requirements depends on future operating performance and cash flows, which are subject to economic, financial, competitive, business and regulatory conditions, and other factors, some of which are beyond our control, such as the potential impact of COVID-19. Our primary short-term liquidity needs are to fund our net operating losses, capital expenditures to maintain existing facilities, and lease payments. Our medium-term liquidity needs primarily relate to debt repayments and lease payments. Our long-term liquidity needs primarily relate to potential strategic plans.

In an effort to manage liquidity prudently while the Company moves toward profitability and positive cash flow, Aurora has taken the following steps:

•During the year ended June 30, 2021, the Company raised net proceeds of $278.5 million (US$210.4 million) under its 2019 ATM program (Note 19(b)(iii)). As at December 31, 2020 and June 30, 2021, the Company had no remaining available amounts to draw down and no additional shares were issued under the 2019 ATM;
•On October 9, 2020, the Company sold all of its 31,956,347 common shares held in Cann Group at A$0.20 per share for net proceeds of $5.9 million (Note 6(a));
•In November 2020, the Company filed a supplement under the 2020 Shelf Prospectus for its November Unit Offering and raised $226.2 million (US$172.5 million) through the issuance of 23,000,000 units at US$7.50 per unit (Note 19(b)(iii));
•In January 2021, the Company filed a second supplement under the 2020 Shelf Prospectus for its January Unit Offering and raised $175.8 million (US$137.9 million) through the issuance of 13,200,000 units at US$10.45 per unit (Note 19(b)(iii));
•In April, the Company converted an aggregate of $3.0 million of its June 2019 and November 2019 High Tide convertible debentures into 9,269,840 common shares at a weighted average conversion price of $0.42. The Company also exercised 7,936,507 warrants held in High Tide at $0.50 for a cost of $4.0 million. Additionally, the Company then sold all 18,650,197 of its common shares held in High Tide at a weighted average price of $0.64 per share for net proceeds of $11.8 million (Note 6(h));
•During the year ended June 30, 2021, the Company sold two production facilities for net proceeds of $13.9 million in connection with its business transformation plan (Note 1). The proceeds from sale were used to repay the $88.7 million principal outstanding under Facility B of the BMO Credit Facility (Note 17).

As of June 30, 2021, the Company has access to the following capital resources available to fund operations and obligations:

•$421.5 million cash and cash equivalents; and
•US$1.0 billion securities registered for sale under the 2021 Shelf Prospectus for future financings or issuances of securities, including US$300.0 million available securities for sale under the 2021 ATM program. Volatility in the cannabis industry, stock market and the Company’s share price may impact the amount and our ability to raise financing under the 2021 Shelf Prospectus.
From time-to-time, management may also consider the sale of its marketable securities and shares held in publicly traded investments in associates to support near term cash and liquidity needs.

Based on all of the aforementioned factors, the Company believes that its reduction of operating costs, current liquidity position, and access to the 2021 Shelf Prospectus are adequate to fund operating activities and cash commitments for investing and financing activities for the foreseeable future.

(c)     Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.

(i)     Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros, Danish Krone, and U.S. dollars. The Company holds cash in Canadian dollars, U.S. dollars, Danish Krone and Euros; investments denominated in U.S. dollars (Note 6(g)); US$345.0 million of U.S. dollar denominated Senior Notes (Note 16); and US$71.7 million of warrant derivative liabilities exercisable in U.S. dollars (Note 19(c)). Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company has determined that as at June 30, 2021, the effect of a 10% increase or decrease in Euros, Danish Krone, and U.S. dollars against the Canadian dollar on financial assets and liabilities would result in an increase or decrease of approximately $40.0 million (June 30, 2020 – $41.8 million) to net loss and $4.7 million (June 30, 2020 – $2.6 million) to comprehensive loss for the year ended June 30, 2021.

At June 30, 2021, the Company has not entered into any hedging agreements to mitigate currency risks, with respect to foreign exchange rates.

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates. During the year ended June 30, 2021, the Company’s financial liabilities consisted primarily of long-term fixed rate debt or variable rate debt. Fluctuations in interest rates could have impacted the Company’s cash flows, primarily with respect to the interest payable on the Company’s variable rate debt, which consisted of the BMO Credit Facility with a total principal value of $88.7 million (June 30, 2020 – $117.5 million). If the variable interest rate changed by 10 basis points, net and comprehensive loss would have increased or decreased by approximately $0.4 million (June 30, 2020 – $0.5 million). During the year ended June 30, 2021, the Company repaid the balance of the BMO term loan and no longer had any term loans outstanding at June 30, 2021 (Note 17).

(iii)     Price risk

Price risk is the risk of variability in fair value due to movements in equity or market prices. The Company’s warrant derivative liabilities, marketable securities and investments are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of warrant derivative liabilities, marketable securities and derivative investments held in publicly traded entities are based on quoted market prices which the warrants or investment shares can be exchanged for. The fair value of marketable securities and derivatives held in privately-held entities are based on various valuation techniques, as detailed in Note 29, and is dependent on the type and terms of the security.

If the fair value of these financial assets and liabilities were to increase or decrease by 10% as of June 30, 2021, the Company would incur an associated increase or decrease in net and comprehensive loss of approximately $15.2 million (June 30, 2020 – $6.1 million). Refer to Note 7 for details on the fair value of marketable securities and derivatives investments, and Note 19(c) for details on the warrant derivative liabilities.